Derivatives Instruments (Notional Volumes of Foreign Exchange Swaps and Forward Contracts Related to Commodity Contracts) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle	$ 100
Foreign Exchange Swaps and Forward Contracts | 2021
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle	$ 160
Weighted average rate	0.013339
% of USD requirements	78.00%
Foreign Exchange Swaps and Forward Contracts | 2022-2023
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle	$ 135
Weighted average rate	0.013266
% of USD requirements	37.00%